Note 8 - Administrative Expenses	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of general and administrative expense [text block]

8  Administrative expenses

The following table presents the components of Administrative expenses for the year ended  December 31, 2025, 2024 and 2023 (in thousands):

	Year Ended December 31,
	2025	2024	2023
Compensation and benefits	$133,824	$131,653	$90,627
Legal and professional fees	48,364	21,466	11,528
Related party service fees	—	—	2,056
Total Administrative expenses	$182,188	$153,119	$104,211